COMBINED AND CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid capital USD ($)	Additional paid capital CNY (¥)	Subscription receivable USD ($)	Subscription receivable CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Total Ruhnn Holding Limited shareholders' deficit USD ($)	Total Ruhnn Holding Limited shareholders' deficit CNY (¥)	Non-controlling interest USD ($)	Non-controlling interest CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at the beginning of the year at Mar. 31, 2016		¥ 0		¥ 0		¥ 0		¥ 0		¥ 0		¥ 0		¥ 0
Balance at the beginning of the year (in shares) at Mar. 31, 2016 | shares	0	0
Capital contribution from Hangzhou Ruhnn				10,000,000						10,000,000				10,000,000
Net (loss) income								(55,383,671)		(55,383,671)		15,246,297		(40,137,374)
Dividend paid to non-controlling interest holders												(13,720,000)		(13,720,000)
Capital contribution from non-controlling interest holders												640,000		640,000
Balance at the end of the year at Mar. 31, 2017				10,000,000				(55,383,671)		(45,383,671)		2,166,297		(43,217,374)
Net (loss) income								(104,005,422)		(104,005,422)		14,051,313		(89,954,109)
Capital contribution from non-controlling interest holders												490,000		490,000
Acquisition of non-controlling interest of the Group's subsidiaries				(3,113,100)						(3,113,100)		1,769,600		(1,343,500)
Balance at the end of the year at Mar. 31, 2018				6,886,900				(159,389,093)		(152,502,193)		18,477,210		¥ (134,024,983)
Balance at the end of the year (in shares) at Mar. 31, 2018 | shares													0	0
Capital contribution from Hangzhou Ruhnn				50,233,247						50,233,247				¥ 50,233,247
Net (loss) income								(73,246,238)		(73,246,238)		(11,677,396)	$ (12,654,016)	(84,923,634)
Dividend paid to non-controlling interest holders												(17,150,000)		(17,150,000)
Issuance of ordinary shares in connection with Equity Restructuring		¥ 6		558,995,348		(558,995,348)				6				6
Issuance of ordinary shares in connection with Equity Restructuring (shares) | shares	319,406,760	319,406,760
Acquisition of non-controlling interest of the Group's subsidiary(Note 14)				93,415,740						93,415,740		9,094,261		102,510,001
Acquisition of non-controlling interest of the Group's subsidiary(Note 14) (in shares) | shares	44,165,899	44,165,899
Transaction costs relating to capital investment (Note a)				(8,490,566)						(8,490,566)				(8,490,566)
Balance at the end of the year at Mar. 31, 2019	$ 1	¥ 6	$ 104,458,319	¥ 701,040,669	$ (83,292,906)	¥ (558,995,348)	$ (34,663,746)	¥ (232,635,331)	$ (13,498,332)	¥ (90,590,004)	$ (187,139)	¥ (1,255,925)	$ (13,685,471)	¥ (91,845,929)
Balance at the end of the year (in shares) at Mar. 31, 2019 | shares	363,572,659	363,572,659											363,572,659	363,572,659